Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB FIXED INCOME SHARES INC
Prospectus Date	rr_ProspectusDate	May 13, 2019
Document Creation Date	dei_DocumentCreationDate	May 10, 2019